ADDITIONAL INFORMATION ON THE CONSOLIDATED INCOME STATEMENT - IFRS 15 (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Income
Net operating income	R$ 43,462,740	R$ 43,206,832	R$ 42,508,459
Cost of sales	(21,025,767)	(20,272,530)	(20,823,014)
Gross profit	22,436,973	22,934,302	21,685,445
Operating income (expenses)	(12,980,789)	(16,302,065)	(15,317,426)
Selling expenses	(12,832,741)	(13,136,474)	(12,455,366)
General and administrative expenses	(2,598,970)	(2,443,105)	(2,793,386)
Other operating income	4,077,003	464,182	968,479
Other operating expenses	(1,626,081)	(1,186,668)	(1,037,153)
Operating income	9,456,184	6,632,237	6,368,019
Financial income	4,112,640	1,755,958	2,781,359
Finance expenses	(2,285,487)	(2,659,002)	(4,015,900)
Equity pickup	(5,847)	1,580	1,244
Income before taxes	11,277,490	5,730,773	5,134,722
Income and social contribution taxes	(2,349,232)	(1,121,983)	(1,049,480)
Net income for the year	8,928,258	R$ 4,608,790	R$ 4,085,242
IFRS adjustments 15
Consolidated Statements of Income
Net operating income	(14,750)
Gross profit	(14,750)
Operating income (expenses)	(71,234)
Selling expenses	(71,234)
Operating income	(85,984)
Income before taxes	(85,984)
Income and social contribution taxes	29,234
Net income for the year	(56,750)
Previously stated
Consolidated Statements of Income
Net operating income	43,447,990
Cost of sales	(21,025,767)
Gross profit	22,422,223
Operating income (expenses)	(13,052,023)
Selling expenses	(12,903,975)
General and administrative expenses	(2,598,970)
Other operating income	4,077,003
Other operating expenses	(1,626,081)
Operating income	9,370,200
Financial income	4,112,640
Finance expenses	(2,285,487)
Equity pickup	(5,847)
Income before taxes	11,191,506
Income and social contribution taxes	(2,319,998)
Net income for the year	R$ 8,871,508